Loan Payable/Related Party - Scheduled Amortization of Loan (Details) - EBP 002 - EBP, Company	Dec. 31, 2025 USD ($)
EBP, Debt [Line Items]
2026	$ 574,483
2027	587,880
2028	601,409
2029	615,613
2030	629,969
Thereafter	974,517
Debt	$ 3,983,871